Description of Business, History and Summary of Significant Policies: Advertising Costs (Policies)	12 Months Ended
Jun. 30, 2013
Policies
Advertising Costs	Advertising Costs The Company expenses all costs of advertising as incurred. There were $1,950 and $0 of advertising costs incurred during the years ended June 30, 2013 and 2012, respectively.